Common Stock - Additional Information (Detail)	Sep. 30, 2016 $ / shares shares	Dec. 31, 2015 Vote $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Class Of Stock [Line Items]
Common stock, shares authorized	100,000,000	40,000,000	30,000,000
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	20,545,752	2,659,262	1,816,467
Number of Vote | Vote		1
Unvested Restricted Stock
Class Of Stock [Line Items]
Unvested restricted stock, shares	0	6,478	20,688	229,208
Unvested Restricted Stock | Scenario, Previously Reported
Class Of Stock [Line Items]
Unvested restricted stock, shares		6,485